Shareholder returns - (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Classes of share capital
Amount returned to shareholders	€ 0.0	€ 0.0	€ 580.5
Number of shares bought back			47.2
Repurchase of Ordinary Equity Shares	€ 0.0	€ 0.0	€ 580.5
Percentage of total share capital bought back			4.20%
Cancellation of repurchased ordinary shares (Shares)			(47.2)
Issued Share Capital
Classes of share capital
Cancellation of repurchased ordinary shares (Shares)			(47.2)
Cancellation of repurchased ordinary shares			€ (0.3)
Other Undominated Capital
Classes of share capital
Cancellation of repurchased ordinary shares			€ 0.3